Financial Instruments and Risk Management - Activity in Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance at beginning of year	$ (1,477)	$ (1,928)	$ 409
Unrealized losses from derivatives	(30,066)	(4,155)	(2,364)
Reclassifications into earnings from other comprehensive loss (income):
included in revenues	1,203	(249)	(1,917)
included in financial expenses - net	14,951
included in various statements of operations and financial items	5,542	4,969	1,667
Tax effect	760	(115)	277
Balance at end of year	$ (9,087)	$ (1,477)	$ (1,928)